TRADE ACCOUNTS RECEIVABLE - Main customers (Details)	Dec. 31, 2019 customer
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers representing greater than 10% of net sales of pulp	1